Cash Flow Information - Schedule of Roll Forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,857.2	$ 1,914.0
Net proceeds (repayments)	(282.6)	(236.6)
Transaction costs	(1.2)
Non-cash changes
Foreign exchange	(4.1)	29.4
Additions and modifications	136.9	148.6
Other	1.9	1.8
Ending balance	1,708.1	1,857.2
Software financing obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	34.6	31.0
Net proceeds (repayments)	(24.6)	(17.2)
Transaction costs	0.0
Non-cash changes
Foreign exchange	(0.2)	1.1
Additions and modifications	0.6	19.3
Other	0.5	0.4
Ending balance	10.9	34.6
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	621.4	668.9
Net proceeds (repayments)	(125.0)	(153.7)
Transaction costs	0.0
Non-cash changes
Foreign exchange	(6.0)	15.9
Additions and modifications	85.7	89.9
Other	3.0	0.4
Ending balance	579.1	621.4
Senior unsecured notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	298.6	298.2
Net proceeds (repayments)	250.0	0.0
Transaction costs	(1.2)
Non-cash changes
Foreign exchange	0.0	0.0
Additions and modifications	0.0	0.0
Other	0.2	0.4
Ending balance	547.6	298.6
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	840.2	851.2
Net proceeds (repayments)	(355.2)	(22.6)
Transaction costs	0.0
Non-cash changes
Foreign exchange	1.7	12.1
Additions and modifications	0.0	(1.2)
Other	1.0	0.7
Ending balance	487.7	840.2
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62.4	64.7
Net proceeds (repayments)	(27.8)	(43.1)
Transaction costs	0.0
Non-cash changes
Foreign exchange	0.4	0.3
Additions and modifications	50.6	40.6
Other	(2.8)	(0.1)
Ending balance	$ 82.8	$ 62.4